PRINCIPAL ACCOUNTING POLICIES - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Purchase of available-for-sale debt securities	$ 51,115
Fair value change of available-for-sale debt securities	(8,168)
Fair value change and extinguishment of put right liabilities	(13,852)	$ 1,118	$ (5,070)
Investments in available-for-sale debt securities
PRINCIPAL ACCOUNTING POLICIES
Purchase of available-for-sale debt securities	38,727
Fair value change of available-for-sale debt securities	(8,168)
Currency translation differences	265
Fair value of Level 3 financial assets and liabilities at the end of the period	30,824
Put right liabilities
PRINCIPAL ACCOUNTING POLICIES
Fair value of Level 3 financial assets and liabilities at the beginning of the period	13,852	12,734
Fair value change and extinguishment of put right liabilities	$ (13,852)
Fair value changes		1,118
Fair value of Level 3 financial assets and liabilities at the end of the period		$ 13,852	$ 12,734